Commitments and contingencies (Details) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 Environmental contingencies USD ($)	Dec. 31, 2012 Contingencies related to former Nuclear Technology business USD ($) item	Dec. 31, 2011 Contingencies related to former Nuclear Technology business USD ($)	Dec. 31, 2012 Contingencies related to other present and former facilities primarily in North America USD ($)	Dec. 31, 2011 Contingencies related to other present and former facilities primarily in North America USD ($)	Dec. 31, 2009 Power Transformers business USD ($)	Dec. 31, 2009 Power Transformers business EUR (€)	Sep. 30, 2012 Power Transformers business German subsidiary USD ($)	Sep. 30, 2012 Power Transformers business German subsidiary EUR (€)	Dec. 31, 2012 Contingencies for regulatory, compliance and legal matters USD ($)	Dec. 31, 2011 Contingencies for regulatory, compliance and legal matters USD ($)
Contingencies - Environmental
Liabilities for environmental remediation, number of sites					2
Income related to environmental and asbestos obligations				$ 29
Cash expenditures related to environmental and asbestos obligations	149	26
Estimated 2013 cash expenditures for environmental obligations			18
Provision for environmental obligations, total	92		91		9	24	82	68
Provision for environmental obligations, current portion	22		22
Provision for environmental obligations, noncurrent portion	70		69
Settlements by the Company with DoJ and SEC regarding their investigations into suspect payments		58
Contingencies - Regulatory, Compliance and Legal
Amount of fines paid									49.00	33.75	11.00	8.70
Accrued loss contingency related to regulatory compliance and legal contingencies													$ 211	$ 208